12. FINANCIAL ASSETS AND LIABILITIES (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Assets And Liabilities
Allowance for the impairment of trade receivables, beginning	$ 34	$ 21	$ 21
Allowance for impairment	23	34	13
Utilizations	(13)	(10)	(3)
Reversal of unused amounts	(2)	(1)	0
Exchange differences on translation	(1)	0	0
Reclassification to assets held for sale	0	0	(5)
Gain on monetary position, net	(8)	(15)	(5)
Allowance for the impairment of trade receivables, ending	$ 33	$ 34	$ 21